Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 416,069		$ 409,649		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(346,087)		(336,641)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings (loss) from equity accounted investees	1,012		596		2,844	2,159	1,436
General and administration costs	(18,525)		(14,031)		(69,590)	(65,391)	(61,157)
Amortization	(28,310)		(27,103)		(112,967)	(99,625)	(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(13,266)
Impairment of intangible assets	521	[1]	(108)	[2]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(36,240)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(1,591)		4,057		8,169	7,193	(2,686)
Goodwill impairment
Operating Expenses	(401,932)		(385,431)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income (loss)	14,137		24,218		99,169	45,599	8,690
Financing income (charges)	(45,438)		(30,221)		(129,845)	(140,582)	(74,459)
Loss from continuing operations before income tax	(31,301)		(6,003)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(1,281)		3,847		(48,217)	32,916	(9,297)
Income (loss) from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Earnings from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Non-controlling interests	868		5,431		12,422	5,069	(5,895)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Comprehensive income (loss)	(63,610)		(15,443)		(185,631)	78,086	(64,750)
Parent
Operating expenses:
Earnings (loss) from equity accounted investees	(33,191)		(8,257)		(107,782)	(55,754)	(247,766)
General and administration costs	(2)		(72)		(387)	(572)	(2,483)
Goodwill impairment
Operating Expenses	(33,193)		(8,329)		(108,169)	(56,326)	(250,249)
Operating income (loss)	(33,193)		(8,329)		(108,169)	(56,326)	(250,249)
Financing income (charges)	91		(44)		(32)	(12,480)	183,002
Loss from continuing operations before income tax	(33,102)		(8,373)		(108,201)	(68,806)	(67,247)
Income tax recovery (expense)	(3)				779	(1,532)	(3,360)
Income (loss) from continuing operations	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net loss	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net loss	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Comprehensive income (loss)	(66,234)		(19,419)		(184,219)	49,972	(39,723)
Issuer
Operating expenses:
Direct costs	(31)		(40)		(2)
Earnings (loss) from equity accounted investees	(58,157)		16,689		(102,017)	(72,037)	(114,627)
General and administration costs	(1,698)		(2,709)		32,223	(15,203)	(29,425)
Goodwill impairment
Operating Expenses	(59,886)		13,940		(69,796)	(87,240)	(144,052)
Operating income (loss)	(59,886)		13,940		(69,796)	(87,240)	(144,052)
Financing income (charges)	28,756		(19,777)		(42,655)	24,032	88,342
Loss from continuing operations before income tax	(31,130)		(5,837)		(112,451)	(63,208)	(55,710)
Income tax recovery (expense)	(760)		(1,037)		(3,072)	(4,301)	(4,360)
Income (loss) from continuing operations	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net loss	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net earnings (loss) attributable to:
Controlling interest	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net loss	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Comprehensive income (loss)	(63,006)		(17,255)		(190,410)	47,137	(32,790)
Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	261,400		260,003		1,154,778	882,995	829,544
Operating expenses:
Direct costs	(194,889)		(209,060)		(865,677)	(702,455)	(616,824)
Earnings (loss) from equity accounted investees	(61,957)		13,461		(42,236)	8,669	27,539
General and administration costs	(16,790)		(2,182)		(37,504)	(28,576)	(37,338)
Amortization	(25,527)		(23,860)		(98,755)	(93,790)	(73,985)
Restructuring costs	(1,033)		(4,782)		(18,359)	(4,751)	(3,931)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(11,588)
Impairment of intangible assets	521		(108)		(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(34,805)
Impairment of assets held for sale	(5,647)		(6,637)		(12,794)	(5,228)	(21,823)
Gain (loss) on disposal of assets	(1,624)		4,057		7,335	5,263	6,518
Goodwill impairment
Operating Expenses	(308,321)		(229,127)		(1,071,936)	(843,395)	(820,140)
Operating income (loss)	(46,921)		30,876		82,842	39,600	9,404
Financing income (charges)	20,877		(44,221)		(120,835)	(147,367)	(261,597)
Loss from continuing operations before income tax	(26,044)		(13,345)		(37,993)	(107,767)	(252,193)
Income tax recovery (expense)	(7,493)		5,874		(53,683)	55,215	5,863
Income (loss) from continuing operations	(33,537)		(7,471)		(91,676)	(52,552)	(246,330)
Earnings from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Net earnings (loss) attributable to:
Controlling interest	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Net loss	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Comprehensive income (loss)	(66,320)		(19,303)		(184,580)	64,556	(216,882)
Non Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	277,277		288,589		1,093,376	1,008,060	903,524
Operating expenses:
Direct costs	(273,806)		(267,592)		(1,071,839)	(954,801)	(832,116)
Earnings (loss) from equity accounted investees	681		209		1,178	585	216
General and administration costs	(1,777)		(10,537)		(31,515)	(36,088)	(19,574)
Amortization	(2,783)		(3,243)		(14,212)	(5,835)	(3,753)
Restructuring costs	(897)		(22)		(4,152)		(924)
Recovery (impairment) of receivables and funded residual value guarantees							(1,678)
Impairment of assets held for use							(1,435)
Impairment of assets held for sale			(744)		(675)	(11)	(4,762)
Gain (loss) on disposal of assets	33				834	1,930	(8,822)
Goodwill impairment
Operating Expenses	(278,549)		(281,929)		(1,120,381)	(994,220)	(872,848)
Operating income (loss)	(1,272)		6,660		(27,005)	13,840	30,676
Financing income (charges)	(66,406)		14,044		(8,978)	19,558	4,235
Loss from continuing operations before income tax	(67,678)		20,704		(35,983)	33,398	34,911
Income tax recovery (expense)	6,215		(2,026)		4,687	(19,863)	(11,801)
Income (loss) from continuing operations	(61,463)		18,678		(31,296)	13,535	23,110
Net loss	(61,463)		18,678		(31,296)	13,535	23,110
Net earnings (loss) attributable to:
Controlling interest	(62,331)		13,247		(43,718)	8,466	29,005
Non-controlling interests	868		5,431		12,422	5,069	(5,895)
Net loss	(61,463)		18,678		(31,296)	13,535	23,110
Comprehensive income (loss)	(78,983)		8,661		(68,832)	90,841	(19,647)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(122,608)		(138,943)		(555,615)	(445,595)	(419,502)
Operating expenses:
Direct costs	122,639		140,051		555,618	445,576	419,058
Earnings (loss) from equity accounted investees	153,636		(21,506)		253,701	120,696	336,074
General and administration costs	1,742		1,469		(32,407)	15,048	27,663
Gain (loss) on disposal of assets							(382)
Goodwill impairment
Operating Expenses	278,017		120,014		776,912	581,320	782,413
Operating income (loss)	155,409		(18,929)		221,297	135,725	362,911
Financing income (charges)	(28,756)		19,777		42,655	(24,325)	(88,441)
Loss from continuing operations before income tax	126,653		848		263,952	111,400	274,470
Income tax recovery (expense)	760		1,036		3,072	3,397	4,361
Income (loss) from continuing operations	127,413		1,884		267,024	114,797	278,831
Net loss	127,413		1,884		267,024	114,797	278,831
Net earnings (loss) attributable to:
Controlling interest	127,413		1,884		267,024	114,797	278,831
Net loss	127,413		1,884		267,024	114,797	278,831
Comprehensive income (loss)	$ 210,933		$ 31,873		$ 442,410	$ (174,420)	$ 244,292

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.